Tax (Tables)	12 Months Ended
Dec. 31, 2020
9. Tax
Tax charge
	2020	2019	2018
	£m	£m	£m
Current tax charge/(credit)
Current year	1,255	1,037	689
Adjustments in respect of prior years	31	(45)	(214)
	1,286	992	475
Deferred tax charge/(credit)
Current year	(830)	86	442
Adjustments in respect of prior years	148	(75)	(6)
	(682)	11	436
Tax charge	604	1,003	911

Reconciliation between the actual tax charge and the corporate tax rate

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Group’s profit before tax.

	2020	2020	2019	2019	2018	2018
	£m	%	£m	%	£m	%
Profit before tax	3,065		4,357		3,494
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%; 2018: 19%)	582	19.0%	828	19.0%	664	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.1% (2019: 24.2%; 2018: 21.9%))	188	6.1%	227	5.2%	100	2.9%

Recurring items:
Adjustments in respect of prior years	179	5.8%	(120)	(2.7%)	(220)	(6.3%)
Non-creditable taxes including withholding taxes	109	3.5%	150	3.4%	156	4.5%
Impact of UK bank levy being non-deductible	57	1.9%	43	1.0%	51	1.5%
Non-deductible expenses	48	1.6%	45	1.0%	81	2.3%
Tax adjustments in respect of share-based payments	26	0.8%	(6)	(0.1%)	17	0.5%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	0.8%	15	0.3%	16	0.5%
Banking surcharge and other items	6	0.2%	57	1.3%	104	2.9%
Changes in recognition of deferred tax and effect of unrecognised tax losses	(123)	(4.0%)	(82)	(1.9%)	(104)	(3.0%)
AT1 tax credit	(165)	(5.4%)	(157)	(3.6%)	(148)	(4.3%)
Non-taxable gains and income	(208)	(6.8%)	(260)	(6.0%)	(245)	(7.0%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to cancellation of rate change	(118)	(3.8%)	-	-	-	-
Non-deductible provisions for UK customer redress	(7)	(0.2%)	263	6.1%	93	2.7%
Non-deductible provisions for investigations and litigation	5	0.2%	-	-	346	9.9%
Total tax charge	604	19.7%	1,003	23.0%	911	26.1%

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	2020	2019
	£m	£m
US Intermediate Holding Company Tax Group ('IHC Tax Group')	1,001	1,037
US Branch Tax Group	1,048	1,015
UK Tax Group	886	818
Other (outside the UK and US tax groups)	509	420
Deferred tax asset	3,444	3,290
Deferred tax liability	(15)	(23)
Net deferred tax	3,429	3,267

Movements on deferred tax assets and liabilities during the year before offsetting

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed assettimingdifferences	Fair value through other comprehensive income	Cash flowhedges	Retirementbenefitobligations	Loanimpairmentallowance	Otherprovisions	Share-basedpayments and deferred compensation	Other temporary differences	Tax lossescarriedforward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,338	119	-	38	501	128	344	1,458	523	4,449
Liabilities	(31)	(18)	(181)	(640)	-	-	-	(312)	-	(1,182)
At 1 January 2020	1,307	101	(181)	(602)	501	128	344	1,146	523	3,267
Income statement	129	-	-	6	156	22	20	134	215	682
Other comprehensive income and reserves	-	(137)	(377)	(191)	-	-	5	238	-	(462)
Other movements	(12)	(2)	(8)	4	9	(7)	(6)	(33)	(3)	(58)
	1,424	(38)	(566)	(783)	666	143	363	1,485	735	3,429
Assets	1,465	-	-	43	666	143	363	1,564	735	4,979
Liabilities	(41)	(38)	(566)	(826)	-	-	-	(79)	-	(1,550)
At 31 December 2020	1,424	(38)	(566)	(783)	666	143	363	1,485	735	3,429

Assets	1,292	180	39	46	601	112	359	1,377	529	4,535
Liabilities	(16)	(35)	(10)	(435)	-	-	-	(262)	-	(758)
At 1 January 2019	1,276	145	29	(389)	601	112	359	1,115	529	3,777
Income statement	51	-	-	(4)	(49)	23	(19)	(31)	18	(11)
Other comprehensive income and reserves	-	(42)	(210)	(205)	(40)	2	9	72	-	(414)
Other movements	(20)	(2)	-	(4)	(11)	(9)	(5)	(10)	(24)	(85)
	1,307	101	(181)	(602)	501	128	344	1,146	523	3,267
Assets	1,338	119	-	38	501	128	344	1,458	523	4,449
Liabilities	(31)	(18)	(181)	(640)	-	-	-	(312)	-	(1,182)
At 31 December 2019	1,307	101	(181)	(602)	501	128	344	1,146	523	3,267